Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases

NOTE 5 – LEASES

Operating leases in which the Company is the lessee are recorded as operating lease Right of Use (“ROU”) assets and operating lease liabilities, included in other assets and other liabilities, respectively, on the consolidated balance sheets. The Company does not currently have any finance leases. Operating lease ROU assets represent the right to use an underlying asset during the lease term and operating lease liabilities represent the obligation to make lease payments arising from the lease. The Company elected to adopt the transition method, which uses a modified retrospective transition approach. ROU assets and operating lease liabilities are recognized as of the date of adoption based on the present value of the remaining lease payments using a discount rate that represents the Company’s incremental borrowing rate at the date of initial application.

Operating lease expense, which is comprised of amortization of the ROU asset and the implicit interest accreted on the operating lease liability, is recognized on a straight-line basis over the lease term and is recorded in occupancy and equipment expense in the consolidated statements of income and other comprehensive income. The leases relate to bank branches with remaining lease terms of generally 4 to 7 years. Certain lease arrangements contain extension options which are typically 5 years at the then fair market rental rates. As these extension options are generally considered reasonably certain of exercise, they are included in the lease term.

As of December 31, 2020, operating lease ROU assets were $498 thousand, and liabilities were $490 thousand. For the years ended December 31, 2020, 2019, and 2018, CSB recognized $105 thousand, $71 thousand, and $104 thousand in operating lease cost.

The following table summarizes other information related to our operating leases:

December 31, 2020
Weighted-average remaining lease term - operating leases in years	5.2
Weighted-average discount rate - operating leases	3.15%

The following table presents aggregate lease maturities and obligations as of December 31, 2020:

(Dollars in thousands)
December 31, 2020
2021	96
2022	105
2023	105
2024	105
2025	74
2026 and thereafter	52
Total lease payments	537
Less: interest	47
Present value of lease liabilities	$490